Franchise Arrangements (Narrative) (Details) (USD $) In Thousands, unless otherwise specified					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Property And Equipment Under Franchise Arrangements [Member]	Dec. 31, 2011 Property And Equipment Under Franchise Arrangements [Member]	Dec. 31, 2012 Initial Franchise Fee [Member]
Franchise Arrangements [Line Items]
Finite-lived intangible asset, useful life					20 years
Property and equipment, net	$ 1,176,350	$ 1,023,180	$ 211,139	$ 184,199
Land			63,839	63,699
Total accumulated depreciation	$ 281,111	$ 204,572